FORM N-Q

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                           Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                           16 Rimwood Lane

                                                                                           Colts Neck, NJ   07722

Registrant telephone number, including area code:              732-842-3465

Date of fiscal year:                                                                12/31/2011

Date of reporting period:                                                      09/30/2011

Item  1.   Report to Shareholders.

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NORTHQUEST CAPITAL FUND, INC.

September 30, 2011

To the Shareholders of NorthQuest Capital Fund, Inc.:

     Our Fund began the year at a share price of $11.03 and ended the past six months at $9.66.  The Fund’s total return, year-to-date before taxes for this period, decreased

12.42%.  NorthQuest has 212,952 shares outstanding with total net assets of $2,057,974.  The following table may be helpful in comparing the Fund’s performance with other investments and financial indices.

          Performance  Comparison

The Fund & Other Indexes                                                         Year-To-Date (Loss)

NorthQuest Capital Fund (12.42%)
Dow Jones Industrial (5.74%)
NASDAQ Composite (8.95%)
S&P 500 (10.04%)

Third Quarter Activity

     The Fund purchased $424,852 in new securities during the third quarter. The following company shares were purchased:

            1.  C.R. Bard, Inc (BCR)                                         1,200 shares

            2.  Chevron Corp. (CVX)                                        1,100 shares

            3.  Emerson Electric (EMR)                                         900 shares

            4.  FreePort McMoran Copper & Gold (FCX)        2,600 shares

            5.  International Business Machines (IBM)                   300 shares

The Fund did not sell any common stock securities in the third quarter.

     This quarterly report includes the Fund’s “Schedule of Investments”, each shareholders’ account statement and the Fund’s prospectus dated 09/22/2011. Please do not hesitate to call or write me with any comments or questions that you may have about this report.

Sincerely,

Peter J. Lencki

President

NORTHQUEST CAPITAL FUND, INC.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2011

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-698-5261

www.NorthQuestFund.com

NORTHQUEST CAPITAL FUND, INC.
Schedule of Investments - (Unaudited)
September 30, 2011

			Fair
COMMON STOCKS - 84.07%	Shares	Cost	Value

Biotechnology Industry - 5.87%
Amgen Inc. *	2,200	$ 126,843	$ 120,890

Computer Hardware & Software - 11.96%
Fiserv Inc. *	2,500	109,333	126,925
Internationa Business Machines *	300	48,534	52,509
Symantec Corp. *	4,100	39,478	66,830

		197,345	246,264

Defense Industry - 8.29%
General Dynamics Corp.	3,000	100,926	170,670

Electrical Products/Equipment - 4.62%
Emerson Electric Co.	2,300	96,251	95,013

Financial Services - 2.86%
U.S. Bancorp	2,500	74,356	58,850

Diversified Industrials - 11.88%
Parker Hannifin Corp.	2,200	154,608	138,886
United Technologies Corp.	1,500	67,597	105,540

		222,205	244,426

Machinery Industry - 5.32%
Donaldson Co.	2,000	43,375	109,600

The accompanying notes are an integral part of these financial statements.

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NORTHQUEST CAPITAL FUND, INC.
Schedule of Investments - (Unaudited) (continued)
September 30, 2011

			Fair
COMMON STOCKS - 84.07%	Shares	Cost	Value

Medical Supplies Industry - 15.54%
C.R. Bard, Inc. *	1,200	$ 107,307	$ 105,048
Medtronic Inc.	3,200	136,567	106,368
Stryker Corp.	2,300	72,730	108,399

		316,604	319,815

Metals & Mining Industry - 3.85%
Freeport McMoran Copper & Gold	2,600	121,361	79,170

Petroleum & Chemical Industry - 10.24%
Chevron Corp. *	1,100	105,283	101,772
Exxon Mobil Corporation	1,500	98,847	108,945

		204,130	210,717

Steel Industry - 3.64%
Reliance Steel & Aluminum	2,200	77,197	74,822

TOTAL COMMON STOCKS		$1,580,593	1,730,237

OTHER ASSETS LESS LIABILITIES - 15.93%			327,737

NET ASSETS - 100%			$2,057,974

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

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	NORTHQUEST CAPITAL FUND, INC.
	Schedule of Investments - (Unaudited) (continued)
	September 30, 2011

Various inputs are used in determining the value of the Fund's investments. These inputs are sum-
marized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilites
	that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are ob-
	servable for the asset or liability, either directly or indirectly. These inputs
	may include quoted prices for the identical instrument on an active market,
	price for similar instruments, interest rates, prepayment speeds, yield
	curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant obser-
	able inputs are not available, representing the Fund's own assumptions
	about the assumptions a market participant would use in valuing the
	asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2011 in valuing the Fund's invest-
ments carried at value:

Investments in Securities	Level1	Level 2	Level 3	Total

Common Stocks	$1,730,237	$ -	$ -	$1,730,237

	$1,730,237	$ -	$ -	$1,730,237

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

  Notes to Financial Statements

September 30, 2011

(Unaudited)

At September 30, 2011, the gross unrealized appreciation for all securities totaled $268,598 and the gross unrealized depreciation for all securities totaled $118,954 or a net unrealized appreciation of $149,644. The aggregate cost of securities for federal tax purposes at September 30, 2011 was $1,580,593.

Note 1 - Security Valuation: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock  exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund’s “Fair Value Policy” that has been authorized by the Fund’s Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors

Investment Advisor

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Custodian

Charles Schwab & Company, Inc.

70 White Street

Red Bank, NJ 07701

Transfer Agent

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

214 Broad Street

Red Bank, NJ 07701

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

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Item  2.  Code of Ethics.

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the ‘Fund”), hereby adopts the following Code of Ethics, which applies to the Fund’s principal executive (Peter Lencki), chief financial officer (Peter Lencki), and accounting officers or person performing similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

a)

Honest and ethical conduct, including the ethical handling of actual and apparent conflicts of interest between personnel and professional relationships;

b)

Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications;

c)

Compliance with all applicable governmental laws, rules and regulations;

d)

Prompt internal reporting of violations f the code, should any occur, to any of the principal officers of the Fund and all appropriate persons identified in the code; and

e)

The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert.

The Fund has assets of $2.1 million and has no audit committee and therefore has no audit committee expert. The Fund’s officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports. The current Fund auditor is John Townsend of Sanville & Company. Mr. Townsend conducts various Fund audits and continues to indicate satisfaction with the Fund’s internal controls and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.

Item 4-8.  (Reserved)

Item 9.  Controls and Procedures.

Peter J. Lencki is the president and chief financial officer of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous basis. Mr. Lencki is also president and owner of the investment advisor, the Emerald Research Corporation. Auditors has reviewed the internal control exercised by the Fund during the past year and found no material weaknesses.

Item 10.  Exhibits.

A.

EX99Q311.CER

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-Q.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                       NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  10/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  10/10/2011

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